Fair value measurements (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative instruments, current liability	$ 0	$ 714,000
Debt instrument, carrying value	513,075,000	420,705,000
Senior secured revolving credit facility [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Debt instrument, carrying value	108,000,000	122,480,000
Senior unsecured notes due October 2021 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Debt instrument, carrying value	403,208,000	0
Senior unsecured notes due October 2021 [Member] | Significant other observable inputs (Level 2) [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Debt instrument, fair value	419,300,000
Not Designated as Hedging Instrument [Member] | Interest Rate Swap [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Notional amount	$ 75,000,000.0
Fixed interest rate	1.83%